Cash Flow Detail - Financing Activities, Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 1,746	€ 561	€ 4,011
Proceeds on loans, borrowings and promissory notes	839	3,085	4,516
Cancellation of debentures and bonds, and other debts	(3,541)	(5,847)	(6,728)
Repayments of loans, borrowings and promissory notes	(3,077)	(4,146)	(2,852)
Lease principal payments (Note 20)	(1,996)	(1,782)	(1,787)
Financed spectrum licenses payments	(549)	(57)	(60)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(108)	(108)	(87)
Payments to suppliers with extended payment terms	(41)	(108)	(235)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(698)	(273)	(382)
Bilateral loans of Telefonica S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	150	200	350
Repayments of loans, borrowings and promissory notes	(117)	0	0
Syndicated provision of 750 million euros by Telefónica Germany GmbH
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	750	0
Syndicated bilateral loan of Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	100	0	0
Repayments of loans, borrowings and promissory notes	(70)	0	0
Telefónica Brazil
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	199	0	0
Syndicated provision of Bluevia Fibra S.L.U.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	245	0	0
Debt hedging derivatives
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	89	0	1,119
Repayments of loans, borrowings and promissory notes	(715)	(34)	(139)
Disposal bilateral loans and syndicated loan of Colombia Telecomunicaciones, S.A, ESP BIC
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	436
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	56	2,135	2,611
Repayments of loans, borrowings and promissory notes	(2,175)	(3,162)	(2,713)
Syndicated amortization by Telefónica, S.A.
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	0	(750)	0
Syndicated amortization by Colombia Telecomunicaciones, S.A. ESP BIC
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	0	(200)	0
Telefonica Emisiones EMTN Bond
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	1,100	0	3,500
Telefónica Emisiones, S.A.U.
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	535	0
Colombia Telecomunicaciones S.A. E.S.P.
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	0	408
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	18	26	103
Telefónica Brazil
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 628	€ 0	€ 0